Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB EQUITY INCOME FUND INC
Entity Central Index Key	0000910036
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000028102
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Advisor Class
Trading Symbol	AUIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUIYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$78	0.68%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Overall security selection and sector allocation were negative. An overweight to health care and an underweight to communication services detracted the most, while overweights to financials and technology contributed and offset some losses. Security selection within techology and materials also detracted, while selection within financials and consumer staples added to gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index
11/14	$10,000	$10,000
11/15	$9,820	$10,275
11/16	$10,474	$11,103
11/17	$12,380	$13,642
11/18	$12,832	$14,498
11/19	$14,221	$16,834
11/20	$14,666	$19,773
11/21	$18,148	$25,294
11/22	$18,055	$22,964
11/23	$20,176	$26,142
11/24	$26,097	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	29.34%	12.91%	10.07%
S&P 500 Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 622,634,327
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,876,512
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$622,634,327
# of Portfolio Holdings	70
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,876,512

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	26.6%
Financials	18.3%
Health Care	12.5%
Industrials	10.2%
Consumer Staples	6.2%
Consumer Discretionary	6.2%
Communication Services	5.4%
Energy	4.5%
Real Estate	3.7%
Utilities	3.6%
Materials	2.3%
Short-Term Investments	0.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$48,783,439	7.8%
Apple, Inc.	$30,228,959	4.9%
Wells Fargo & Co.	$21,422,965	3.4%
American Electric Power Co., Inc.	$16,427,969	2.6%
JPMorgan Chase & Co.	$15,597,511	2.5%
Corebridge Financial, Inc.	$15,356,879	2.5%
Tapestry, Inc.	$14,988,616	2.4%
T-Mobile US, Inc.	$14,908,509	2.4%
Boston Scientific Corp.	$14,269,884	2.3%
AbbVie, Inc.	$13,620,968	2.2%
Total	$205,605,699	33.0%

Material Fund Change [Text Block]
C000028099
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class A
Trading Symbol	AUIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUIAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	0.94%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Overall security selection and sector allocation were negative. An overweight to health care and an underweight to communication services detracted the most, while overweights to financials and technology contributed and offset some losses. Security selection within techology and materials also detracted, while selection within financials and consumer staples added to gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index
11/14	$9,577	$10,000
11/15	$9,377	$10,275
11/16	$9,975	$11,103
11/17	$11,764	$13,642
11/18	$12,158	$14,498
11/19	$13,444	$16,834
11/20	$13,830	$19,773
11/21	$17,071	$25,294
11/22	$16,938	$22,964
11/23	$18,879	$26,142
11/24	$24,361	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	29.04%	12.62%	9.79%
Class A (with sales charges)	23.57%	11.65%	9.31%
S&P 500 Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 622,634,327
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,876,512
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$622,634,327
# of Portfolio Holdings	70
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,876,512

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	26.6%
Financials	18.3%
Health Care	12.5%
Industrials	10.2%
Consumer Staples	6.2%
Consumer Discretionary	6.2%
Communication Services	5.4%
Energy	4.5%
Real Estate	3.7%
Utilities	3.6%
Materials	2.3%
Short-Term Investments	0.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$48,783,439	7.8%
Apple, Inc.	$30,228,959	4.9%
Wells Fargo & Co.	$21,422,965	3.4%
American Electric Power Co., Inc.	$16,427,969	2.6%
JPMorgan Chase & Co.	$15,597,511	2.5%
Corebridge Financial, Inc.	$15,356,879	2.5%
Tapestry, Inc.	$14,988,616	2.4%
T-Mobile US, Inc.	$14,908,509	2.4%
Boston Scientific Corp.	$14,269,884	2.3%
AbbVie, Inc.	$13,620,968	2.2%
Total	$205,605,699	33.0%

Material Fund Change [Text Block]
C000028101
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class C
Trading Symbol	AUICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUICX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUICX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.69%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Overall security selection and sector allocation were negative. An overweight to health care and an underweight to communication services detracted the most, while overweights to financials and technology contributed and offset some losses. Security selection within techology and materials also detracted, while selection within financials and consumer staples added to gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	S&P 500 Index
11/14	$10,000	$10,000
11/15	$9,723	$10,275
11/16	$10,266	$11,103
11/17	$12,013	$13,642
11/18	$12,326	$14,498
11/19	$13,526	$16,834
11/20	$13,810	$19,773
11/21	$16,923	$25,294
11/22	$16,661	$22,964
11/23	$18,434	$26,142
11/24	$23,607	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	28.07%	11.78%	8.97%
Class C (with sales charges)	27.07%	11.78%	8.97%
S&P 500 Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 622,634,327
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,876,512
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$622,634,327
# of Portfolio Holdings	70
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,876,512

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	26.6%
Financials	18.3%
Health Care	12.5%
Industrials	10.2%
Consumer Staples	6.2%
Consumer Discretionary	6.2%
Communication Services	5.4%
Energy	4.5%
Real Estate	3.7%
Utilities	3.6%
Materials	2.3%
Short-Term Investments	0.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$48,783,439	7.8%
Apple, Inc.	$30,228,959	4.9%
Wells Fargo & Co.	$21,422,965	3.4%
American Electric Power Co., Inc.	$16,427,969	2.6%
JPMorgan Chase & Co.	$15,597,511	2.5%
Corebridge Financial, Inc.	$15,356,879	2.5%
Tapestry, Inc.	$14,988,616	2.4%
T-Mobile US, Inc.	$14,908,509	2.4%
Boston Scientific Corp.	$14,269,884	2.3%
AbbVie, Inc.	$13,620,968	2.2%
Total	$205,605,699	33.0%

Material Fund Change [Text Block]
C000028105
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class I
Trading Symbol	AUIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUIIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.72%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Overall security selection and sector allocation were negative. An overweight to health care and an underweight to communication services detracted the most, while overweights to financials and technology contributed and offset some losses. Security selection within techology and materials also detracted, while selection within financials and consumer staples added to gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
11/14	$10,000	$10,000
11/15	$9,820	$10,275
11/16	$10,470	$11,103
11/17	$12,379	$13,642
11/18	$12,820	$14,498
11/19	$14,206	$16,834
11/20	$14,649	$19,773
11/21	$18,120	$25,294
11/22	$18,017	$22,964
11/23	$20,108	$26,142
11/24	$26,001	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	29.30%	12.85%	10.03%
S&P 500 Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 622,634,327
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,876,512
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$622,634,327
# of Portfolio Holdings	70
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,876,512

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	26.6%
Financials	18.3%
Health Care	12.5%
Industrials	10.2%
Consumer Staples	6.2%
Consumer Discretionary	6.2%
Communication Services	5.4%
Energy	4.5%
Real Estate	3.7%
Utilities	3.6%
Materials	2.3%
Short-Term Investments	0.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$48,783,439	7.8%
Apple, Inc.	$30,228,959	4.9%
Wells Fargo & Co.	$21,422,965	3.4%
American Electric Power Co., Inc.	$16,427,969	2.6%
JPMorgan Chase & Co.	$15,597,511	2.5%
Corebridge Financial, Inc.	$15,356,879	2.5%
Tapestry, Inc.	$14,988,616	2.4%
T-Mobile US, Inc.	$14,908,509	2.4%
Boston Scientific Corp.	$14,269,884	2.3%
AbbVie, Inc.	$13,620,968	2.2%
Total	$205,605,699	33.0%

Material Fund Change [Text Block]
C000135457
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class Z
Trading Symbol	AUIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUIZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Overall security selection and sector allocation were negative. An overweight to health care and an underweight to communication services detracted the most, while overweights to financials and technology contributed and offset some losses. Security selection within techology and materials also detracted, while selection within financials and consumer staples added to gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index
11/14	$10,000	$10,000
11/15	$9,828	$10,275
11/16	$10,493	$11,103
11/17	$12,414	$13,642
11/18	$12,873	$14,498
11/19	$14,276	$16,834
11/20	$14,735	$19,773
11/21	$18,242	$25,294
11/22	$18,155	$22,964
11/23	$20,298	$26,142
11/24	$26,263	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Z	29.39%	12.97%	10.14%
S&P 500 Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 622,634,327
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,876,512
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$622,634,327
# of Portfolio Holdings	70
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,876,512

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	26.6%
Financials	18.3%
Health Care	12.5%
Industrials	10.2%
Consumer Staples	6.2%
Consumer Discretionary	6.2%
Communication Services	5.4%
Energy	4.5%
Real Estate	3.7%
Utilities	3.6%
Materials	2.3%
Short-Term Investments	0.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$48,783,439	7.8%
Apple, Inc.	$30,228,959	4.9%
Wells Fargo & Co.	$21,422,965	3.4%
American Electric Power Co., Inc.	$16,427,969	2.6%
JPMorgan Chase & Co.	$15,597,511	2.5%
Corebridge Financial, Inc.	$15,356,879	2.5%
Tapestry, Inc.	$14,988,616	2.4%
T-Mobile US, Inc.	$14,908,509	2.4%
Boston Scientific Corp.	$14,269,884	2.3%
AbbVie, Inc.	$13,620,968	2.2%
Total	$205,605,699	33.0%

Material Fund Change [Text Block]